WARRANTS LIABILITY (Details)			1 Months Ended			6 Months Ended
	Jul. 15, 2021 shares	Jul. 07, 2021 shares	Mar. 31, 2022 $ / shares shares	Nov. 30, 2020 shares	Apr. 30, 2020 shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Jul. 31, 2019 $ / shares	Apr. 30, 2016
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)		15,892,000
Term of warrants (in years)									4 years	7 years
Exercise price (in dollars per share) | $ / shares			$ 3.87				$ 3.87		$ 5.04
Number of warrants exercised (in shares)	9,053			90,529	879,609
Warrants outstanding (in shares)						2,371,601	718,964	728,017
Number of trading days considered for calculation of Fair Market Value Of Ordinary shares | $						10
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)			13,750,000
Term of warrants (in years)			5 years
Exercise price (in dollars per share) | $ / shares			$ 11.50
Number of warrants exercised (in shares)						144,123
Number of shares issued for exercise of warrants (in shares)						144,123
Warrants outstanding (in shares)						13,605,877
Redemption Price (in dollars per share) | $ / shares						$ 0.01
Threshold minimum number of days for prior written notice for redemption | $						30
Stock price trigger for redemption (in dollars per share) | $ / shares						$ 18.00
Redemption of warrants, Number of trading days for stock price trigger | $						20
Redemption of warrants, Trading day Period for stock price trigger | $						30
Redemption of warrants, Number of business days for stock price trigger | $						3
Private Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)			2,142,000
Term of warrants (in years)			5 years
Exercise price (in dollars per share) | $ / shares			$ 11.50
Warrants outstanding (in shares)						2,142,000
Threshold number of days to not sell or transfer warrants without permission | $						180